ACQUISITIONS - Clouding Corp (Details) - USD ($)		12 Months Ended
	Aug. 29, 2014	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2014
Acquisitions
Earnout liability, short-term		$ 81,930	$ 33,646
Earnout liability, long-term		1,400,082	3,281,238
Impairment of intangible assets		11,958,882	5,793,409
Allocation of net purchase price to assets acquired and liabilities assumed
Goodwill		222,843	$ 4,482,845
Clouding Corp
Acquisitions
Earnout liability, short-term		81,930
Earnout liability, long-term		1,400,082
Gain on exchange in fair value adjustment		1,832,872
Impairment of intangible assets		$ 3,089,983
Allocation of net purchase price to assets acquired and liabilities assumed
Intangible assets	$ 14,500,000
Goodwill	1,296,000
Net purchase price	15,796,000
Total consideration paid of the following:
Cash	1,400,000
Promissory Note	1,000,000
Common Stock	281,000
Earn-Out Liability	13,115,000
Net purchase price	15,796,000
Clouding Corp | Patent purchase agreement
Acquisitions
Consideration paid	1,400,000
Promissory note issued	$ 1,000,000
Restricted shares granted (in shares)	50,000
Fair value of restricted common stock	$ 281,000
Net recovery proceeds due to sellers (as a percent)	50.00%
Net revenues	$ 4,000,000
Fair value on grant date (in dollars per share)	$ 5.62
Stock issued in acquisition, value	$ 281,000
Earnout liability, short-term				$ 2,148,000